Cover	Apr. 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 7.01 of the Current Report on Form 8-K filed on April 14, 2021 (the “Original Form 8-K”) solely to replace the presentation attached thereto as Exhibit 99.3 (the “Exhibit”). As previously furnished, Exhibit 99.3 inadvertently omitted certain graphics that were included in the version of the presentation that was made available on SmartFinancial, Inc.’s website. No other changes have been made to the Original Form 8-K.
Document Period End Date	Apr. 13, 2021
Entity File Number	001-37661
Entity Registrant Name	SMARTFINANCIAL, INC.
Entity Central Index Key	0001038773
Entity Tax Identification Number	62-1173944
Entity Incorporation, State or Country Code	TN
Entity Address, Address Line One	5401 Kingston Pike
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Knoxville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37919
City Area Code	865
Local Phone Number	437-5700
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	SMBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false